UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4170
CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:            Schedule of Investments

Credit Suisse New York Tax Exempt Fund

Schedule of Investments

September 30, 2004 (unaudited)

Par			Ratings†
(000)			(S&P/Moody’s)	Maturity	Rate%	Value
MUNICIPAL BONDS (93.9%)
$500		Jay Street Development Corp., NY Certificates Facilities Lease Revenue Bonds, Jay Street Project, Series A-1 (JP Morgan Chase & Co. LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.720	$500,000
500		Metropolitan Transportation Authority New York, Revenue Bonds, Transportation Series G-1 (AMBAC Insurance) VRDN ##	(A1, VMIG1)	10/07/04	1.630	500,000
1,000		Monroe County, NY, Industrial Development Agency, Revenue Bonds, St. Ann’s Home for Aged Project (HSBC Bank USA LOC) VRDN ##	(NR, VMIG1)	10/06/04	1.650	1,000,000
1,900		New York State, General Obligation Unlimited, Environmental Quality, Series G (Westdeutsche Landesbank LOC) VRDN ##	(A1+, VMIG1)	10/01/04	1.030	1,900,000
1,000		New York State Dormitory Authority, Revenue Bonds, Certificates Series D, VRDN ##	(A1+, VMIG1)	10/07/04	1.730	1,000,000
1,170		New York State Housing Finance Agency, Revenue Bonds, Normandie City I Project (Landesbank Hessen-Thuringen LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.690	1,170,000
1,000		New York State Housing Finance Agency, Revenue Bonds, Refunding Series D (State Street Bank & Trust) VRDN ##	(A1+, VMIG1)	10/06/04	1.680	1,000,000
1,000		New York State Housing Finance Agency, Revenue Bonds, Series A (Fannie Mae LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.660	1,000,000
1,200		New York State Local Government Assistance Corp., Revenue Bonds, Series D (Societe Generale LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.660	1,200,000
1,200		New York, NY, City Housing Development Corp., Multifamily Rental, Revenue Bonds, Mortgage Related Upper A (Landesbank Baden LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.710	1,200,000
0	(1)	New York, NY, City Industrial Development Agency, Revenue Bonds, Adjusted Abigail Press, Inc. Project (JP Morgan Chase & Co. LOC) VRDN ## (1)	(A1+, VMIG1)	10/07/04	1.730	100
900		New York, NY, City Municipal Water Finance Authority Water & Sewer Systems, Revenue Bonds, Adjusted Series C (FGIC Insured) VRDN ##	(A1+, VMIG1)	10/01/04	1.730	900,000
300		New York, NY, City Municipal Water Finance Authority Water & Sewer Systems, Revenue Bonds, Adjusted Series C (FGIC LOC VRDN ##)	(A1+, VMIG1)	10/01/04	1.730	300,000
600		New York, NY, City Transitional Finance Authority, Revenue Bonds, NYC Recovery, Series 3, Subseries 3 C (Bank of New York LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.640	600,000
1,000		New York, NY, City Transitional Finance Authority, Revenue Bonds, Subseries 2E (NYS Common Retirement Fund LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.640	1,000,000
400		New York, NY, General Obligation Unlimited, Adjusted Series H, Subseries H-3 (FSA Insurance) LOC VRDN ##	(A1+, VMIG1)	10/01/04	1.730	400,000
400		New York, NY, General Obligation Unlimited, Adjusted Series H, Subseries H-3 (FSA Insurance) LOC VRDN ##	(A1+, VMIG1)	10/01/04	1.730	400,000
300		New York, NY, General Obligation Unlimited, Adjusted Subseries A-4 (Bayerische Landesbank LOC) VRDN ##	(A1+, VMIG1)	10/01/04	1.770	300,000
1,210		New York, NY, General Obligation Unlimited, Adjusted Subseries A-8 (AMBAC Insurance) VRDN ##	(A1+, VMIG1)	10/06/04	1.700	1,210,000

400	New York, NY, General Obligation Unlimited, Series B, Subseries B8 (Bayerische Landesbank LOC) VRDN ##	(A1+, VMIG1)	10/06/04	1.690	400,000
400	New York, NY, General Obligation Unlimited, Series B2, Subseries B9 (JP Morgan Chase & Co. LOC) VRDN ##	(A1, VMIG1)	10/06/04	1.680	400,000
1,000	New York, NY, General Obligation Unlimited, Series F-2 (Toronto Dominion Bank LOC) VRDN ##	(A1, VMIG1)	10/06/04	1.690	1,000,000
275	New York, NY, General Obligation Unlimited, Subseries A-10 (JP Morgan Chase & Co. LOC) VRDN	(A1+, VMIG1)	10/01/04	1.660	275,000
225	New York, NY, General Obligation Unlimited, Subseries A-10 (JP Morgan Chase & Co. LOC) VRDN	(A1+, VMIG1)	10/01/04	1.660	225,000
100	New York, NY, Municipal Water Finance Authority, Revenue Bonds, Adjusted Subseries C-1(State Street Bank & Trust LOC) VRDN ##	(A1+, VMIG1)	10/01/04	1.770	100,000
1,000	Niagara Falls, NY, Bridging Community Toll, Revenue Bonds, Adjusted Fixed Series A (FGIC Insured) VRDN ##	(A1+, VMIG1)	10/06/04	1.660	1,000,000
1,000	North Hempstead, NY, General Obligation Unlimited Notes, Series A, BAN	(NR, MIG1)	02/03/05	2.000	1,003,141
600	Port Authority, New York & New Jersey Special Obligation, Revenue Bonds (Bayerische Landesbank LOC) VRDN ##	(A1+, VMIG1)	10/01/04	1.740	600,000
1,000	Rockland County, NY, General Obligation Unlimited Notes	(NR, MIG1)	03/24/05	2.000	1,002,553
1,000	Tompkins County, NY, Industrial Development Agency, Revenue Bonds, Care Community Kendal Ithaca (Wachovia Bank LOC) VRDN ##	(A1, VMIG1)	10/06/04	1.620	1,000,000
1,000	Wappinger, NY, General Obligation Unlimited Notes, BAN	(NR, NR)	04/29/05	2.000	1,004,545
TOTAL MUNICIPAL BONDS (Cost $23,590,339)					23,590,339
TOTAL INVESTMENTS AT VALUE (93.9%) (Cost $23,590,339)					23,590,339
OTHER ASSETS IN EXCESS OF LIABILITIES (6.1%)					1,522,588
NET ASSETS (100.0%)					$25,112,927

Average Weighted Maturity — 26 days (Unaudited)

INVESTMENT ABBREVIATIONS

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Notes

LOC — Letter of Credit

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance, Inc.

NR — Not Rated

VRDN — Variable Rate Demand Note

†      Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##   The interest rate is as of September 30, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

(1)   Par value of security held is less than $1,000.

Security Valuation — The net asset value of the Fund is determined at 1:00 p.m. eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing the Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission — http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004